UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Equity / (deficit) attributable to owners of the parent	Issued capital	Share premium	Changes in non-controlling interests	Own shares trading premium	Stock options and share based incentives	Convertible instruments	Cost of own shares held	Retained deficit	Foreign currency translation reserve	Revaluation of PP&E and effect of tax rate change	Non-controlling Interests	Total
Balance at Jun. 30, 2023	$ 298,594,088	$ 6,493	$ 327,028,559	$ (255,893)	$ (780,841)	$ 6,645,442	$ 9,285,261	$ (30,553,591)	$ (13,903,017)	$ 1,282,377	$ (160,702)	$ 31,902,019	$ 330,496,107
Share-based incentives	10,855,955	6	573,636			10,282,313							10,855,955
Purchase of own shares	(734,388)							(734,388)					(734,388)
Distribution of dividends by subsidiary												(174,800)	(174,800)
(Loss)/ Profit for the period	4,774,041								4,774,041			3,563,305	8,337,346
Other comprehensive (loss) / income	(134,954)									(134,954)		(115,701)	(250,655)
Balance at Mar. 31, 2024	313,354,742	6,499	327,602,195	(255,893)	(780,841)	16,927,755	9,285,261	(31,287,979)	(9,128,976)	1,147,423	(160,702)	35,174,823	348,529,565
Balance at Jun. 30, 2024	315,041,257	6,500	327,640,676	(255,893)	(780,841)	19,427,375	9,285,261	(31,287,979)	(9,627,329)	794,189	(160,702)	36,339,595	351,380,852
Share-based incentives	2,484,515		73,787			2,410,728							2,484,515
Purchase of own shares	(926,899)							(926,899)					(926,899)
Distribution of dividends by subsidiary												(72,051)	(72,051)
(Loss)/ Profit for the period	(7,529,650)								(7,529,650)			345,774	(7,183,876)
Other comprehensive (loss) / income	(612,573)									(612,573)		(93,396)	(705,969)
Balance at Mar. 31, 2025	$ 308,456,650	$ 6,500	$ 327,714,463	$ (255,893)	$ (780,841)	$ 21,838,103	$ 9,285,261	$ (32,214,878)	$ (17,156,979)	$ 181,616	$ (160,702)	$ 36,519,922	$ 344,976,572